united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22554

Vertical Capital Income Fund

(Exact name of registrant as specified in charter)

80 Arkay Drive, Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

Richard Malinowski

Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 09/30

Date of reporting period: 6/30/18

Item 1. Schedule of Investments.

PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2018

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES - 97.3%
$116,095	Loan ID 200003	Fixed	7.250%	9/1/2035	$102,290
246,044	Loan ID 200004	Fixed	7.990%	10/1/2036	258,346
49,947	Loan ID 200012	ARM	9.800%	7/1/2037	49,386
37,578	Loan ID 200016	ARM	10.375%	1/1/2031	39,457
50,034	Loan ID 200018	Fixed	7.000%	1/1/2033	52,536
98,964	Loan ID 200023	Fixed	5.875%	12/1/2050	87,021
124,351	Loan ID 200025	ARM	4.375%	3/1/2034	129,591
205,980	Loan ID 200026	Interest Only	4.750%	1/1/2050	211,590
228,102	Loan ID 200028	Fixed	4.875%	6/1/2050	230,537
208,684	Loan ID 200029	Fixed	6.310%	7/1/2037	204,822
328,676	Loan ID 200032	Fixed	3.130%	1/1/2051	286,359
549,356	Loan ID 200035	Fixed	4.625%	11/1/2050	493,008
63,655	Loan ID 200036	Fixed	7.940%	1/12/2034	66,838
158,267	Loan ID 200037	Fixed	7.800%	5/1/2035	166,181
115,840	Loan ID 200041	Fixed	4.875%	8/1/2039	117,302
40,097	Loan ID 200042	Fixed	7.000%	12/1/2037	42,102
60,699	Loan ID 200043	Fixed	6.125%	7/1/2039	63,734
33,903	Loan ID 200046	Fixed	8.000%	7/1/2027	35,598
51,203	Loan ID 200048	Fixed	5.500%	8/1/2039	53,246
152,367	Loan ID 200052	Fixed	5.125%	5/1/2040	155,631
54,232	Loan ID 200054	Fixed	8.250%	3/1/2039	56,943
81,163	Loan ID 200055	Fixed	10.000%	1/5/2036	85,222
124,814	Loan ID 200057	ARM	4.375%	10/1/2036	125,504
57,157	Loan ID 200059	Fixed	6.000%	8/1/2039	50,253
33,001	Loan ID 200060	Fixed	5.750%	8/1/2039	34,565
25,159	Loan ID 200065	ARM	8.125%	1/1/2037	26,417
211,058	Loan ID 200072	Fixed	0.000%	2/1/2051	167,624
137,188	Loan ID 200073	Fixed	0.000%	2/1/2026	109,822
138,169	Loan ID 200074	Fixed	0.000%	2/1/2031	110,608
196,742	Loan ID 200075	Fixed	4.250%	2/1/2042	192,196
163,105	Loan ID 200076	Fixed	4.250%	12/1/2041	158,641
28,184	Loan ID 200078	Fixed	7.000%	8/1/2036	28,336
131,922	Loan ID 200079	Fixed	4.500%	8/1/2049	55,100
66,343	Loan ID 200082	Fixed	8.250%	4/1/2040	57,539
181,125	Loan ID 200084	Fixed	7.000%	3/1/2039	149,184
193,974	Loan ID 200086	Fixed	4.250%	11/1/2050	145,201
220,898	Loan ID 200087	Fixed	6.000%	3/1/2051	196,409
119,976	Loan ID 200088	Fixed	7.000%	6/1/2039	98,698
261,176	Loan ID 200089	Fixed	3.875%	3/1/2052	194,746
272,596	Loan ID 200090	Fixed	4.000%	11/1/2036	61,440
129,023	Loan ID 200093	Fixed	5.000%	2/1/2038	131,447
234,469	Loan ID 200094	ARM	4.125%	9/1/2037	200,552
72,317	Loan ID 200102	Fixed	8.250%	3/1/2040	70,377
110,396	Loan ID 200110	Fixed	8.250%	8/1/2039	77,541
143,064	Loan ID 200116	Fixed	7.125%	3/1/2039	142,246
122,416	Loan ID 200126	Fixed	8.250%	8/1/2039	127,402
70,921	Loan ID 200128	Fixed	4.710%	7/1/2037	43,033
451,934	Loan ID 200129	Fixed	4.625%	3/1/2052	362,037
29,958	Loan ID 200131	Fixed	3.875%	11/1/2027	28,442
119,518	Loan ID 200135	Fixed	4.375%	12/1/2042	117,194
122,814	Loan ID 200137	Fixed	4.500%	9/1/2042	121,022
38,560	Loan ID 200139	Fixed	4.625%	5/1/2027	38,441
76,206	Loan ID 200141	Fixed	4.250%	2/1/2042	74,403

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 97.3%
$123,071	Loan ID 200143	Fixed	3.000%	2/1/2037	$111,198
383,872	Loan ID 200145	Fixed	4.000%	8/1/2051	268,931
99,294	Loan ID 200152	ARM	4.625%	9/1/2037	102,113
151,049	Loan ID 200158	Fixed	3.625%	12/1/2042	138,431
122,136	Loan ID 200160	Fixed	3.250%	2/1/2043	110,287
216,124	Loan ID 200162	Fixed	3.875%	7/1/2042	205,392
191,492	Loan ID 200165	Fixed	4.375%	12/1/2041	187,961
108,429	Loan ID 200166	Fixed	4.000%	2/1/2032	103,948
111,328	Loan ID 200168	Fixed	3.750%	10/1/2042	104,186
22,678	Loan ID 200169	Fixed	6.923%	9/1/2034	23,812
136,042	Loan ID 200172	Fixed	7.250%	2/1/2037	142,845
203,807	Loan ID 200173	Fixed	3.575%	10/1/2046	77,509
88,333	Loan ID 200174	Fixed	7.340%	4/1/2037	92,749
51,134	Loan ID 200175	Fixed	9.600%	5/1/2037	53,691
40,726	Loan ID 200177	Fixed	8.000%	1/11/2022	42,762
6,626	Loan ID 200179	Fixed	7.250%	7/27/2019	6,958
109,993	Loan ID 200181	Fixed	7.500%	6/1/2041	72,027
71,721	Loan ID 200184	Fixed	4.375%	12/1/2042	70,181
27,369	Loan ID 200185	Fixed	5.375%	6/1/2042	28,262
52,219	Loan ID 200186	Fixed	5.125%	8/1/2042	53,309
146,071	Loan ID 200188	Fixed	3.875%	2/1/2043	138,644
324,026	Loan ID 200190	Fixed	3.625%	11/1/2042	302,001
159,707	Loan ID 200194	Fixed	4.750%	9/1/2041	160,745
255,932	Loan ID 200195	Fixed	3.875%	3/1/2042	243,258
98,006	Loan ID 200196	Fixed	4.500%	1/1/2043	96,652
38,140	Loan ID 200197	Fixed	4.750%	11/1/2042	38,081
39,945	Loan ID 200198	Fixed	5.250%	10/1/2042	40,970
278,618	Loan ID 200199	Fixed	4.000%	9/1/2042	266,919
238,181	Loan ID 200200	Fixed	3.875%	9/1/2042	222,363
48,498	Loan ID 200201	Fixed	5.125%	8/1/2041	49,678
22,708	Loan ID 200206	Fixed	3.990%	12/1/2042	21,695
46,698	Loan ID 200208	Fixed	4.250%	1/1/2043	45,457
195,395	Loan ID 200209	Fixed	3.875%	8/1/2042	185,775
54,828	Loan ID 200214	Fixed	5.750%	7/1/2039	57,517
111,729	Loan ID 200216	Fixed	5.750%	9/1/2039	115,987
140,784	Loan ID 200217	Fixed	5.250%	7/1/2040	144,674
72,452	Loan ID 200218	Fixed	4.250%	12/1/2041	70,733
194,503	Loan ID 200219	Fixed	4.250%	4/1/2043	189,532
208,767	Loan ID 200220	Fixed	3.875%	5/1/2043	173,086
159,585	Loan ID 200221	Fixed	4.250%	4/1/2043	155,946
193,432	Loan ID 200224	Fixed	4.000%	7/1/2043	185,746
79,878	Loan ID 200226	Fixed	5.250%	7/1/2041	82,407
49,533	Loan ID 200228	Fixed	4.625%	8/1/2042	49,190
142,133	Loan ID 200230	Fixed	3.500%	2/1/2043	131,091
66,781	Loan ID 200232	Fixed	3.875%	8/1/2042	63,502
110,860	Loan ID 200233	Fixed	2.990%	11/1/2027	98,165
90,759	Loan ID 200235	Fixed	3.750%	12/1/2042	85,263
115,338	Loan ID 200243	Fixed	3.750%	4/1/2043	107,976
26,688	Loan ID 200244	Fixed	5.000%	5/1/2042	26,918
196,486	Loan ID 200245	Fixed	3.875%	3/1/2043	186,434
88,788	Loan ID 200286	Fixed	4.500%	7/1/2043	87,835
98,237	Loan ID 200287	Fixed	4.375%	7/1/2043	96,241
328,750	Loan ID 200288	Fixed	4.375%	11/1/2041	323,482

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 97.3%
$282,186	Loan ID 200290	Fixed	4.250%	4/1/2043	$275,235
200,121	Loan ID 200296	Fixed	3.250%	2/1/2043	180,720
172,461	Loan ID 200297	Fixed	3.375%	10/1/2042	157,344
188,881	Loan ID 200299	Fixed	3.625%	10/1/2042	175,881
116,645	Loan ID 200300	Fixed	8.400%	10/20/2037	122,477
107,107	Loan ID 200302	Fixed	9.875%	10/1/2035	111,526
134,769	Loan ID 200304	Fixed	7.250%	10/1/2033	141,507
43,451	Loan ID 200307	Fixed	6.500%	7/1/2031	45,623
40,580	Loan ID 200313	Fixed	8.500%	3/1/2028	36,091
292,993	Loan ID 200315	ARM	4.750%	6/1/2037	261,592
69,976	Loan ID 200317	Fixed	7.000%	9/1/2032	73,474
74,807	Loan ID 200326	Fixed	8.375%	10/1/2036	78,547
143,562	Loan ID 200327	Fixed	6.790%	10/26/2036	150,740
248,526	Loan ID 200330	Fixed	7.000%	8/1/2037	201,819
98,411	Loan ID 200332	Fixed	5.775%	10/1/2037	103,196
88,983	Loan ID 200334	Fixed	7.000%	1/1/2033	93,433
263,742	Loan ID 200335	Fixed	3.000%	11/1/2052	206,683
42,802	Loan ID 200337	Fixed	7.000%	10/1/2034	44,942
49,561	Loan ID 200338	ARM	10.500%	8/1/2029	52,039
147,592	Loan ID 200339	Fixed	2.000%	10/1/2033	127,707
31,897	Loan ID 200340	Fixed	7.000%	3/1/2030	33,492
60,167	Loan ID 200348	Fixed	6.500%	7/1/2038	63,175
233,969	Loan ID 200349	Fixed	7.000%	1/1/2037	157,356
52,855	Loan ID 200350	Fixed	7.500%	3/1/2029	55,498
74,608	Loan ID 200352	Fixed	7.000%	8/1/2030	78,338
111,475	Loan ID 200358	Fixed	5.000%	4/1/2025	100,511
68,005	Loan ID 200361	Fixed	7.500%	1/1/2034	71,406
63,046	Loan ID 200366	Fixed	6.250%	1/1/2033	61,419
170,100	Loan ID 200368	Fixed	4.500%	4/1/2036	169,013
72,294	Loan ID 200374	ARM	7.375%	5/1/2034	72,294
225,943	Loan ID 200378	Fixed	5.500%	5/1/2045	209,334
181,127	Loan ID 200380	Fixed	4.220%	4/1/2049	158,471
382,097	Loan ID 200383	Fixed	5.030%	12/1/2046	389,726
288,563	Loan ID 200384	Fixed	5.000%	11/1/2047	210,705
142,422	Loan ID 200385	Fixed	8.250%	1/1/2040	149,543
217,050	Loan ID 200386	Fixed	9.000%	3/1/2041	175,082
118,666	Loan ID 200389	Fixed	4.820%	9/1/2047	105,050
196,406	Loan ID 200390	Fixed	4.780%	4/16/2047	159,345
162,964	Loan ID 200391	Fixed	4.000%	1/13/2035	157,224
64,667	Loan ID 200392	Fixed	10.000%	6/5/2034	67,901
78,250	Loan ID 200395	Fixed	4.860%	4/1/2047	68,554
70,947	Loan ID 200396	Fixed	10.000%	2/1/2036	74,495
94,654	Loan ID 200397	ARM	4.250%	9/1/2037	99,386
129,977	Loan ID 200398	Fixed	4.800%	2/1/2037	113,740
74,665	Loan ID 200399	Fixed	4.980%	6/1/2037	66,911
48,538	Loan ID 200403	Fixed	8.300%	10/15/2032	50,965
55,233	Loan ID 200404	Fixed	8.100%	5/1/2037	57,995
93,568	Loan ID 200405	Fixed	4.870%	12/1/2035	92,607
114,781	Loan ID 200406	Fixed	4.875%	10/1/2051	116,229
228,671	Loan ID 200407	Fixed	6.500%	4/1/2042	240,104
193,554	Loan ID 200408	Fixed	6.000%	4/1/2039	172,320
340,922	Loan ID 200409	Fixed	6.000%	2/1/2049	161,575
102,825	Loan ID 200411	Fixed	8.275%	6/1/2037	107,967

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 97.3%
$307,233	Loan ID 200412	Fixed	5.500%	6/1/2045	$125,054
179,279	Loan ID 200416	Fixed	4.670%	8/1/2053	157,897
67,907	Loan ID 200417	Fixed	7.000%	5/1/2035	71,302
53,159	Loan ID 200418	Fixed	4.000%	6/1/2035	50,813
153,122	Loan ID 200419	Fixed	4.000%	12/19/2035	144,146
159,254	Loan ID 200420	Fixed	4.225%	4/10/2038	138,723
74,060	Loan ID 200421	Fixed	7.710%	8/1/2037	74,868
133,669	Loan ID 200422	Fixed	3.830%	8/1/2053	99,425
125,667	Loan ID 200423	Fixed	4.500%	6/1/2043	124,168
217,976	Loan ID 200430	Fixed	3.625%	7/1/2043	202,228
182,306	Loan ID 200431	Fixed	4.625%	7/1/2043	181,792
290,590	Loan ID 200432	Fixed	4.875%	5/1/2043	292,092
125,211	Loan ID 200433	Fixed	4.250%	8/1/2043	122,017
156,307	Loan ID 200434	Fixed	5.250%	10/1/2043	160,774
195,951	Loan ID 200435	Fixed	4.625%	11/1/2052	194,025
204,167	Loan ID 200436	Fixed	3.750%	4/1/2043	191,288
42,820	Loan ID 200439	Fixed	5.000%	8/1/2041	43,566
190,885	Loan ID 200441	Fixed	6.000%	4/1/2045	87,767
152,080	Loan ID 200445	Fixed	5.250%	2/1/2039	156,528
45,106	Loan ID 200447	Fixed	5.875%	11/4/2034	47,341
77,546	Loan ID 200448	Fixed	5.750%	5/1/2042	67,856
123,091	Loan ID 200449	Fixed	5.000%	7/1/2041	96,321
348,671	Loan ID 200451	Fixed	6.250%	7/1/2038	366,105
14,232	Loan ID 200453	ARM	5.500%	3/1/2026	14,943
199,678	Loan ID 200457	Fixed	5.750%	12/10/2030	209,301
184,903	Loan ID 200460	Fixed	7.000%	7/1/2041	194,148
376,543	Loan ID 200462	Fixed	6.000%	7/1/2045	334,674
237,635	Loan ID 200465	Fixed	6.500%	7/1/2037	231,080
102,474	Loan ID 200468	Fixed	5.625%	12/1/2044	57,399
124,858	Loan ID 200469	Fixed	6.500%	7/1/2037	113,990
281,631	Loan ID 200473	Fixed	4.000%	12/1/2042	206,939
239,082	Loan ID 200474	Fixed	5.750%	11/1/2050	250,354
165,881	Loan ID 200475	Fixed	5.450%	7/1/2049	171,601
189,123	Loan ID 200476	Fixed	6.000%	9/1/2050	198,579
176,525	Loan ID 200477	Fixed	4.125%	12/1/2028	169,600
100,387	Loan ID 200482	Fixed	4.375%	11/1/2028	98,618
94,303	Loan ID 200483	Fixed	4.375%	11/1/2028	92,640
72,621	Loan ID 200485	Fixed	4.125%	2/1/2043	70,232
239,720	Loan ID 200486	Fixed	3.500%	1/1/2043	220,753
110,670	Loan ID 200489	Fixed	4.000%	3/1/2043	104,392
65,365	Loan ID 200490	Fixed	4.000%	11/1/2028	62,502
196,844	Loan ID 200491	Fixed	5.500%	10/1/2039	204,533
117,461	Loan ID 200492	Fixed	4.000%	1/1/2043	112,556
269,477	Loan ID 200494	Fixed	4.625%	10/1/2043	269,010
194,760	Loan ID 200496	Fixed	3.875%	2/1/2043	184,751
311,030	Loan ID 200497	Fixed	3.250%	4/1/2043	280,586
263,065	Loan ID 200499	Fixed	4.250%	1/1/2043	255,542
208,020	Loan ID 200500	Fixed	5.875%	2/1/2037	218,421
366,443	Loan ID 200504	Fixed	3.375%	3/1/2043	333,588
70,135	Loan ID 200507	Fixed	4.500%	9/1/2042	69,372
321,821	Loan ID 200514	Fixed	3.000%	4/1/2047	290,708
96,373	Loan ID 200515	Fixed	8.250%	2/1/2039	101,192
100,557	Loan ID 200517	Fixed	8.000%	5/1/2039	102,484

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 97.3%
$198,076	Loan ID 200518	Fixed	3.000%	12/1/2050	$178,691
306,270	Loan ID 200519	Fixed	3.000%	11/1/2049	278,419
113,645	Loan ID 200524	Fixed	3.500%	6/1/2043	104,759
272,813	Loan ID 200525	Fixed	3.250%	12/1/2042	246,089
108,299	Loan ID 200527	Fixed	4.500%	12/1/2043	107,185
384,322	Loan ID 200529	Fixed	4.625%	2/1/2044	382,054
169,812	Loan ID 200531	Fixed	4.625%	11/1/2043	168,305
106,824	Loan ID 200532	Fixed	3.250%	7/1/2043	96,260
105,202	Loan ID 200537	Fixed	4.500%	3/1/2042	104,450
81,486	Loan ID 200540	Fixed	3.875%	2/1/2043	77,318
51,083	Loan ID 200545	Fixed	4.375%	2/1/2029	50,017
118,795	Loan ID 200546	Fixed	5.375%	12/1/2043	122,259
163,995	Loan ID 200548	Fixed	5.250%	2/1/2044	168,219
213,517	Loan ID 200555	Fixed	4.375%	1/1/2044	210,269
132,970	Loan ID 200564	Fixed	4.875%	5/1/2039	134,688
509,376	Loan ID 200565	Interest Only	4.000%	6/1/2037	431,560
127,542	Loan ID 200567	Fixed	3.375%	5/1/2043	116,249
132,403	Loan ID 200571	Fixed	4.500%	7/1/2043	130,742
92,548	Loan ID 200573	Fixed	3.750%	9/1/2042	86,884
126,875	Loan ID 200574	Fixed	4.875%	1/1/2044	128,320
141,915	Loan ID 200577	Fixed	3.125%	4/1/2028	126,899
178,159	Loan ID 200578	Fixed	4.750%	8/1/2040	179,462
47,078	Loan ID 200579	Fixed	4.875%	5/1/2042	47,166
167,500	Loan ID 200580	Fixed	4.125%	11/1/2041	162,468
37,472	Loan ID 200581	Fixed	4.750%	9/1/2042	36,979
360,325	Loan ID 200582	Fixed	4.000%	11/1/2042	340,232
75,383	Loan ID 200583	Fixed	3.625%	9/1/2027	70,172
315,966	Loan ID 200586	Fixed	3.500%	1/1/2043	291,080
243,065	Loan ID 200588	Fixed	3.750%	5/1/2042	228,882
64,746	Loan ID 200593	Fixed	3.875%	6/1/2042	61,504
220,484	Loan ID 200594	Fixed	4.250%	4/1/2043	215,471
37,645	Loan ID 200597	Fixed	5.625%	2/1/2044	39,138
132,407	Loan ID 200598	Fixed	4.625%	2/1/2044	120,173
185,003	Loan ID 200600	Fixed	4.625%	4/1/2044	184,606
178,354	Loan ID 200602	Fixed	3.750%	3/1/2043	167,514
27,100	Loan ID 200603	Fixed	4.125%	6/1/2043	26,076
70,891	Loan ID 200604	Fixed	3.500%	1/1/2043	65,314
136,956	Loan ID 200605	Fixed	4.875%	11/1/2043	123,655
188,793	Loan ID 200607	Fixed	2.875%	11/1/2027	166,153
130,914	Loan ID 200608	Fixed	4.125%	11/1/2043	126,734
121,660	Loan ID 200612	Fixed	4.500%	2/1/2043	120,469
197,704	Loan ID 200613	Fixed	3.369%	1/1/2043	180,481
98,894	Loan ID 200615	Fixed	4.250%	8/1/2043	96,300
330,642	Loan ID 200616	Fixed	4.875%	2/1/2044	333,393
124,820	Loan ID 200618	Fixed	4.375%	5/1/2042	122,790
221,875	Loan ID 200620	Fixed	4.250%	10/1/2043	216,298
127,626	Loan ID 200621	Fixed	3.625%	1/1/2043	118,259
70,308	Loan ID 200623	Fixed	4.375%	12/1/2042	68,903
246,470	Loan ID 200624	Fixed	4.125%	4/1/2043	238,212
127,639	Loan ID 200627	Fixed	4.250%	10/1/2043	124,452
66,500	Loan ID 200628	Fixed	3.250%	2/1/2028	60,016
161,458	Loan ID 200630	Fixed	5.250%	9/1/2043	165,988
335,239	Loan ID 200632	Fixed	5.250%	5/1/2044	343,495

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 97.3%
$219,062	Loan ID 200633	Fixed	5.125%	5/1/2044	$222,823
224,421	Loan ID 200634	Fixed	4.375%	1/1/2044	220,497
93,524	Loan ID 200635	Fixed	3.750%	5/1/2029	87,003
141,595	Loan ID 200642	Fixed	5.000%	3/1/2044	128,700
114,679	Loan ID 200645	Fixed	5.000%	4/1/2044	116,349
138,092	Loan ID 200649	Fixed	4.375%	3/1/2044	135,528
126,081	Loan ID 200650	Fixed	4.875%	5/1/2044	125,318
252,218	Loan ID 200651	Fixed	3.625%	7/1/2043	234,029
135,341	Loan ID 200655	Fixed	3.375%	5/1/2043	123,340
146,859	Loan ID 200656	Fixed	6.875%	7/1/2037	136,067
143,064	Loan ID 200657	Fixed	4.875%	8/1/2051	144,835
175,523	Loan ID 200660	Fixed	5.875%	3/1/2038	184,299
206,172	Loan ID 200662	Fixed	5.000%	3/1/2044	209,194
67,068	Loan ID 200663	Fixed	4.750%	5/1/2044	67,384
291,703	Loan ID 200668	Fixed	3.625%	4/1/2043	271,670
151,381	Loan ID 200669	Fixed	5.250%	4/1/2044	154,450
57,232	Loan ID 200670	Fixed	4.375%	2/1/2029	56,148
230,550	Loan ID 200671	Fixed	4.625%	8/1/2043	229,337
151,732	Loan ID 200672	Fixed	3.750%	7/1/2043	142,096
300,670	Loan ID 200674	Fixed	4.500%	5/1/2044	297,055
234,253	Loan ID 200675	Fixed	5.125%	4/1/2044	238,535
108,339	Loan ID 200677	Fixed	3.625%	5/1/2028	100,674
451,158	Loan ID 200678	Fixed	4.375%	2/1/2044	442,399
248,018	Loan ID 200679	Fixed	5.000%	4/1/2044	198,009
185,164	Loan ID 200682	Fixed	4.875%	5/1/2044	166,236
123,021	Loan ID 200684	Fixed	4.875%	4/1/2044	124,515
223,734	Loan ID 200685	Fixed	4.875%	5/1/2044	225,363
218,515	Loan ID 200690	Fixed	4.250%	4/1/2044	213,376
237,454	Loan ID 200692	Fixed	4.625%	7/1/2044	235,368
103,881	Loan ID 200694	Fixed	4.500%	9/1/2043	102,684
46,636	Loan ID 200696	Fixed	3.750%	10/1/2042	43,890
89,762	Loan ID 200700	Fixed	4.250%	2/1/2044	87,344
162,855	Loan ID 200701	Fixed	4.750%	6/1/2044	163,074
94,084	Loan ID 200704	Fixed	4.375%	3/1/2043	91,986
128,995	Loan ID 200708	Fixed	4.875%	2/1/2044	130,706
49,664	Loan ID 200709	Fixed	4.375%	4/1/2043	48,714
112,336	Loan ID 200710	Fixed	4.500%	7/1/2044	110,940
112,268	Loan ID 200711	Fixed	3.750%	7/1/2043	89,281
590,732	Loan ID 200714	Fixed	4.175%	11/1/2036	503,503
207,607	Loan ID 200716	ARM	4.557%	8/1/2037	178,593
138,014	Loan ID 200720	ARM	4.875%	4/1/2042	109,554
147,434	Loan ID 200726	Fixed	4.125%	9/1/2037	86,560
161,798	Loan ID 200727	Fixed	3.500%	7/1/2037	150,951
446,614	Loan ID 200730	ARM	4.125%	9/1/2036	449,058
192,426	Loan ID 200732	Fixed	4.125%	9/1/2027	186,990
223,494	Loan ID 200733	Fixed	3.750%	12/1/2042	210,118
232,975	Loan ID 200734	ARM	3.375%	4/1/2044	231,239
99,179	Loan ID 200735	Fixed	4.500%	6/1/2044	98,159
140,945	Loan ID 200736	Fixed	4.750%	5/1/2044	125,439
172,211	Loan ID 200742	Fixed	4.250%	4/1/2043	167,239
186,494	Loan ID 200744	Fixed	3.625%	6/1/2043	173,125
439,941	Loan ID 200748	Fixed	4.750%	12/1/2043	440,486
150,023	Loan ID 200749	Fixed	4.750%	9/1/2043	150,844

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 97.3%
$234,693	Loan ID 200750	Fixed	4.750%	5/1/2044	$236,268
58,471	Loan ID 200753	Fixed	5.250%	5/1/2044	59,411
54,011	Loan ID 200755	Fixed	4.250%	6/1/2043	52,717
185,045	Loan ID 200756	Fixed	4.875%	11/1/2043	194,181
122,698	Loan ID 200759	Fixed	3.750%	6/1/2043	115,370
167,806	Loan ID 200760	Fixed	3.750%	6/1/2043	157,595
291,711	Loan ID 200762	Fixed	3.875%	5/1/2042	277,514
149,422	Loan ID 200763	Fixed	4.250%	11/1/2043	145,325
199,679	Loan ID 200765	Fixed	4.875%	11/1/2043	200,769
478,207	Loan ID 200766	Fixed	3.625%	12/1/2042	445,494
173,897	Loan ID 200771	Fixed	4.500%	4/1/2043	173,897
239,514	Loan ID 200772	Fixed	3.750%	3/1/2043	225,225
199,696	Loan ID 200774	Fixed	3.875%	7/1/2043	189,504
43,424	Loan ID 200775	Fixed	4.250%	4/1/2043	42,245
79,298	Loan ID 200776	Fixed	4.250%	3/1/2044	77,094
52,400	Loan ID 200777	Fixed	4.750%	6/1/2044	44,699
140,232	Loan ID 200779	Fixed	4.625%	8/1/2044	129,409
163,906	Loan ID 200781	Fixed	4.625%	9/1/2044	161,480
137,267	Loan ID 200783	Fixed	4.750%	9/1/2044	137,924
109,971	Loan ID 200785	Fixed	4.500%	8/1/2044	108,656
221,463	Loan ID 200786	Fixed	4.625%	7/1/2044	221,367
42,233	Loan ID 200787	Fixed	4.750%	9/1/2044	42,022
170,631	Loan ID 200788	Fixed	3.625%	12/1/2028	157,507
126,891	Loan ID 200789	Fixed	3.750%	9/1/2044	118,878
147,751	Loan ID 200790	Fixed	4.250%	8/1/2044	144,267
198,870	Loan ID 200791	Fixed	4.875%	6/1/2044	199,241
348,853	Loan ID 200792	Fixed	3.375%	1/1/2043	237,217
90,642	Loan ID 200795	Fixed	6.750%	8/1/2036	89,007
70,113	Loan ID 200796	Fixed	4.170%	12/1/2053	44,698
58,413	Loan ID 200799	Fixed	4.000%	2/5/2053	52,788
63,959	Loan ID 200800	Fixed	4.000%	1/1/2053	55,520
351,862	Loan ID 200803	Fixed	3.410%	11/1/2050	201,894
151,970	Loan ID 200805	Fixed	4.625%	7/1/2050	107,886
156,895	Loan ID 200806	Fixed	5.000%	8/1/2049	121,743
56,889	Loan ID 200808	Fixed	4.250%	11/1/2050	24,721
115,299	Loan ID 200809	Fixed	5.000%	4/1/2050	63,670
235,586	Loan ID 200814	Fixed	8.250%	7/1/2039	244,906
278,811	Loan ID 200817	Fixed	5.000%	1/1/2050	177,626
203,897	Loan ID 200821	Fixed	4.250%	8/1/2044	198,948
79,372	Loan ID 200823	Fixed	4.250%	9/1/2044	77,440
216,474	Loan ID 200824	Fixed	4.250%	8/1/2044	206,898
103,676	Loan ID 200826	Fixed	4.375%	9/1/2044	101,108
181,093	Loan ID 200827	Fixed	3.875%	6/1/2044	171,003
210,202	Loan ID 200829	Fixed	4.375%	7/1/2043	206,180
201,028	Loan ID 200830	ARM	2.875%	7/1/2044	198,493
68,509	Loan ID 200831	Fixed	4.250%	10/1/2044	66,401
332,165	Loan ID 200832	Fixed	4.250%	10/1/2044	323,036
156,178	Loan ID 200834	Fixed	4.125%	7/1/2043	150,976
320,495	Loan ID 200835	Fixed	5.000%	8/1/2043	326,197
228,105	Loan ID 200839	Fixed	5.000%	5/1/2044	231,712
174,278	Loan ID 200842	Fixed	4.250%	8/1/2044	169,625
350,093	Loan ID 200843	Fixed	4.750%	10/1/2043	349,778
294,269	Loan ID 200844	Fixed	4.500%	7/1/2043	291,164

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 97.3%
$198,303	Loan ID 200846	Fixed	4.375%	11/1/2043	$195,241
178,082	Loan ID 200847	Fixed	4.750%	10/1/2044	178,588
107,388	Loan ID 200853	Fixed	5.000%	4/1/2037	107,872
222,888	Loan ID 200855	ARM	4.727%	7/1/2037	135,864
196,207	Loan ID 200856	Fixed	6.500%	6/1/2042	120,503
259,708	Loan ID 200858	Fixed	3.000%	1/1/2053	218,840
163,825	Loan ID 200860	Fixed	3.000%	3/1/2052	85,581
418,327	Loan ID 200861	Fixed	2.000%	6/1/2054	281,731
244,957	Loan ID 200863	Fixed	3.000%	7/1/2052	204,936
260,035	Loan ID 200866	Fixed	3.000%	5/1/2053	220,842
110,840	Loan ID 200867	Fixed	2.370%	9/1/2053	91,959
196,599	Loan ID 200873	Fixed	3.525%	11/1/2053	79,162
192,940	Loan ID 200876	ARM	3.750%	5/1/2035	151,598
185,559	Loan ID 200880	Fixed	4.250%	6/1/2043	180,906
75,249	Loan ID 200883	Fixed	3.375%	5/1/2028	68,525
90,695	Loan ID 200886	Fixed	4.250%	10/1/2044	88,176
246,760	Loan ID 200887	Fixed	4.750%	9/1/2044	246,926
230,403	Loan ID 200888	Fixed	4.500%	9/1/2044	227,708
201,571	Loan ID 200891	Fixed	4.250%	10/1/2044	195,754
246,570	Loan ID 200892	Fixed	3.750%	9/1/2043	230,903
95,278	Loan ID 200894	Fixed	5.000%	10/1/2043	96,830
218,908	Loan ID 200895	Fixed	3.875%	11/1/2043	207,842
189,606	Loan ID 200897	Fixed	4.750%	10/1/2044	189,030
360,442	Loan ID 200900	Fixed	4.375%	9/1/2044	354,984
642,346	Loan ID 200902	Fixed	4.250%	9/1/2044	626,881
245,581	Loan ID 200904	Fixed	5.125%	9/1/2044	250,862
393,761	Loan ID 200905	Fixed	5.375%	9/1/2044	403,756
297,232	Loan ID 200906	Fixed	4.875%	2/1/2035	300,926
354,908	Loan ID 200907	ARM	4.052%	8/1/2047	309,927
103,915	Loan ID 200908	Fixed	4.000%	6/1/2049	100,832
113,301	Loan ID 200909	Fixed	4.870%	3/1/2046	114,712
198,182	Loan ID 200910	Fixed	4.300%	4/1/2053	169,098
717,253	Loan ID 200912	Interest Only	4.500%	3/1/2037	703,505
58,199	Loan ID 200913	Fixed	4.250%	5/1/2047	49,728
146,952	Loan ID 200914	Fixed	2.875%	12/1/2047	133,410
90,805	Loan ID 200916	Fixed	4.000%	10/1/2037	84,531
157,405	Loan ID 200917	Fixed	4.875%	1/1/2051	159,447
93,829	Loan ID 200921	ARM	4.750%	7/1/2051	98,520
416,688	Loan ID 200922	Fixed	3.340%	9/1/2053	392,650
503,314	Loan ID 200924	Fixed	5.500%	9/1/2051	522,832
313,662	Loan ID 200927	Fixed	3.000%	8/1/2038	286,890
119,013	Loan ID 200928	Fixed	4.800%	12/1/2036	112,594
158,340	Loan ID 200929	Fixed	4.625%	1/1/2043	157,423
385,364	Loan ID 200931	Fixed	4.250%	12/1/2052	328,828
296,300	Loan ID 200933	Fixed	4.250%	3/1/2043	288,949
111,985	Loan ID 200934	Fixed	3.810%	1/1/2043	105,635
174,243	Loan ID 200935	Fixed	3.875%	4/1/2043	165,554
190,881	Loan ID 200936	Fixed	4.000%	5/1/2042	183,135
119,138	Loan ID 200939	Fixed	4.170%	5/1/2042	115,899
194,400	Loan ID 200940	Fixed	3.250%	2/1/2043	175,452
112,813	Loan ID 200941	Fixed	3.780%	1/1/2043	106,188
273,889	Loan ID 200942	Fixed	4.000%	4/1/2043	262,508
102,475	Loan ID 200944	Fixed	4.500%	2/1/2044	100,646

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 97.3%
$282,682	Loan ID 200947	Fixed	4.000%	2/1/2043	$270,824
127,308	Loan ID 200948	Fixed	4.625%	12/1/2042	126,035
275,889	Loan ID 200949	Fixed	3.875%	4/1/2043	262,027
178,277	Loan ID 200952	Fixed	3.875%	1/1/2043	169,289
115,055	Loan ID 200953	Fixed	3.750%	12/1/2042	108,030
370,965	Loan ID 200954	Fixed	3.625%	1/1/2043	345,047
321,597	Loan ID 200955	Fixed	3.250%	5/1/2043	290,462
260,410	Loan ID 200956	Fixed	5.000%	8/1/2051	265,447
410,300	Loan ID 200959	Fixed	4.000%	11/1/2042	393,736
358,203	Loan ID 200960	Fixed	3.500%	1/1/2043	329,923
201,968	Loan ID 200962	Fixed	4.250%	10/1/2044	196,895
116,382	Loan ID 200963	Fixed	4.750%	9/1/2044	116,383
346,758	Loan ID 200964	Fixed	3.750%	7/1/2043	325,560
143,917	Loan ID 200966	Fixed	4.875%	7/1/2044	142,737
93,010	Loan ID 200968	Fixed	4.250%	11/1/2044	81,939
356,782	Loan ID 200969	Fixed	4.875%	8/1/2043	359,972
151,653	Loan ID 200974	Fixed	4.250%	10/1/2044	147,751
56,403	Loan ID 200975	Fixed	4.750%	12/1/2044	56,689
350,397	Loan ID 200977	Fixed	4.875%	9/1/2044	350,397
203,477	Loan ID 200983	Fixed	4.375%	8/1/2044	199,761
112,608	Loan ID 200987	Fixed	4.625%	10/1/2044	111,907
195,215	Loan ID 200989	Fixed	3.750%	6/1/2029	182,174
279,391	Loan ID 200992	Fixed	4.125%	5/1/2043	270,340
165,505	Loan ID 200993	Fixed	2.004%	7/15/2049	138,227
55,331	Loan ID 200996	Fixed	2.500%	8/1/2048	40,741
96,027	Loan ID 200997	Fixed	2.000%	3/1/2051	73,763
360,483	Loan ID 200998	Fixed	3.875%	12/1/2050	338,926
71,427	Loan ID 201000	Fixed	5.125%	2/1/2039	73,136
26,128	Loan ID 201002	Fixed	0.000%	10/1/2024	21,024
127,773	Loan ID 201005	Fixed	4.750%	7/1/2041	128,456
42,474	Loan ID 201006	Fixed	6.875%	3/1/2038	44,597
83,521	Loan ID 201007	Fixed	7.125%	4/1/2037	87,697
65,221	Loan ID 201009	Fixed	0.000%	4/1/2033	52,894
78,715	Loan ID 201010	Fixed	5.500%	4/1/2039	81,736
32,485	Loan ID 201011	Fixed	0.000%	2/1/2023	26,202
45,612	Loan ID 201012	Fixed	7.500%	12/1/2038	46,546
55,437	Loan ID 201013	Fixed	7.500%	12/1/2038	46,528
84,632	Loan ID 201014	Fixed	0.000%	2/1/2033	68,060
10,168	Loan ID 201015	Fixed	0.000%	3/29/2021	8,320
104,553	Loan ID 201016	Fixed	6.500%	2/1/2036	109,396
21,752	Loan ID 201017	Fixed	0.000%	4/1/2032	17,516
89,843	Loan ID 201020	Fixed	0.000%	10/1/2034	72,405
78,039	Loan ID 201022	ARM	4.625%	5/1/2037	63,100
139,388	Loan ID 201023	Fixed	6.450%	2/1/2036	127,043
78,615	Loan ID 201026	Fixed	7.750%	12/1/2035	80,745
106,163	Loan ID 201027	ARM	9.538%	3/1/2037	111,471
101,818	Loan ID 201030	Fixed	5.000%	7/1/2042	103,881
139,394	Loan ID 201032	Fixed	4.500%	11/1/2044	136,631
281,865	Loan ID 201033	Fixed	4.125%	12/1/2044	272,743
91,560	Loan ID 201036	Fixed	4.375%	12/1/2044	89,688
68,130	Loan ID 201037	Fixed	8.250%	7/1/2039	71,536
90,041	Loan ID 201041	Fixed	3.750%	11/1/2052	75,771
113,725	Loan ID 201043	Fixed	4.000%	4/1/2039	102,511

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 97.3%
$177,191	Loan ID 201044	Fixed	4.870%	3/29/2037	$179,408
106,867	Loan ID 201045	Fixed	3.000%	7/1/2037	77,000
263,076	Loan ID 201046	Fixed	2.000%	4/1/2053	203,790
107,863	Loan ID 201047	Fixed	3.625%	4/1/2053	95,517
172,011	Loan ID 201048	Fixed	3.875%	4/1/2052	144,078
64,800	Loan ID 201053	Fixed	3.860%	7/1/2053	62,061
208,847	Loan ID 201054	Fixed	2.400%	5/17/2050	173,726
582,760	Loan ID 201056	Fixed	2.000%	7/1/2054	491,954
164,587	Loan ID 201057	Fixed	2.000%	1/1/2050	137,308
128,907	Loan ID 201058	Fixed	2.500%	8/1/2037	106,876
109,133	Loan ID 201060	ARM	4.250%	7/1/2035	94,262
86,143	Loan ID 201061	Fixed	5.000%	2/1/2050	69,290
117,350	Loan ID 201062	Fixed	3.100%	4/1/2047	106,698
123,115	Loan ID 201063	Fixed	4.000%	9/1/2047	102,874
209,962	Loan ID 201065	Fixed	3.000%	7/1/2037	166,555
227,759	Loan ID 201066	Fixed	4.250%	12/1/2046	223,321
430,375	Loan ID 201067	Fixed	4.750%	1/1/2044	430,594
67,775	Loan ID 201069	Fixed	4.625%	12/1/2044	67,437
608,203	Loan ID 201070	Fixed	4.250%	2/1/2045	590,745
103,735	Loan ID 201072	Fixed	3.500%	3/1/2028	95,666
40,388	Loan ID 201073	Fixed	3.125%	4/1/2023	34,098
94,448	Loan ID 201075	Fixed	4.375%	10/1/2044	92,603
123,069	Loan ID 201076	Fixed	3.500%	12/1/2042	113,340
132,822	Loan ID 201077	Fixed	3.625%	7/1/2044	121,309
223,409	Loan ID 201084	Fixed	5.000%	8/1/2038	227,640
145,101	Loan ID 201086	Fixed	4.625%	11/1/2044	142,805
156,830	Loan ID 201091	Fixed	4.125%	1/1/2045	128,030
246,823	Loan ID 201092	Fixed	5.250%	4/1/2046	252,660
134,462	Loan ID 201093	Fixed	4.125%	9/1/2043	112,351
145,875	Loan ID 201094	Fixed	4.550%	3/1/2044	143,429
91,901	Loan ID 201100	Fixed	4.125%	7/1/2043	89,046
344,983	Loan ID 201101	Fixed	4.625%	3/1/2045	342,929
150,798	Loan ID 201103	ARM	2.875%	5/1/2044	150,050
157,773	Loan ID 201104	Fixed	4.375%	4/1/2045	154,457
76,848	Loan ID 201107	Fixed	5.150%	2/1/2036	78,778
151,434	Loan ID 201108	Fixed	4.750%	2/1/2054	136,700
512,376	Loan ID 201110	ARM	4.500%	4/1/2037	411,852
159,897	Loan ID 201111	Fixed	4.875%	4/1/2050	90,213
239,918	Loan ID 201112	Fixed	4.750%	8/1/2037	241,535
77,867	Loan ID 201113	Fixed	5.750%	12/1/2052	81,563
110,271	Loan ID 201114	Fixed	8.087%	5/1/2054	81,532
502,053	Loan ID 201115	Fixed	4.000%	2/1/2051	477,492
88,449	Loan ID 201121	Fixed	4.000%	10/1/2037	64,465
84,653	Loan ID 201122	Fixed	4.750%	11/1/2048	76,896
241,095	Loan ID 201124	Fixed	4.750%	4/1/2040	242,670
429,462	Loan ID 201126	Fixed	6.500%	4/1/2049	450,619
80,320	Loan ID 201127	ARM	4.375%	4/1/2037	73,800
117,403	Loan ID 201130	Fixed	4.850%	12/1/2037	117,394
116,042	Loan ID 201131	Fixed	8.250%	5/1/2053	119,040
168,065	Loan ID 201132	Fixed	4.000%	7/1/2037	116,424
195,247	Loan ID 201134	Fixed	2.000%	10/1/2053	146,446
516,346	Loan ID 201135	Fixed	3.000%	6/1/2051	397,526
55,240	Loan ID 201138	Fixed	4.250%	3/1/2034	54,262

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 97.3%
$158,453	Loan ID 201139	Fixed	2.000%	11/1/2053	$119,854
151,644	Loan ID 201140	Fixed	4.870%	1/1/2038	153,557
86,416	Loan ID 201143	Fixed	3.000%	11/1/2037	63,197
224,823	Loan ID 201145	Fixed	4.375%	4/1/2051	219,168
129,631	Loan ID 201146	Fixed	4.875%	8/1/2054	115,326
108,050	Loan ID 201147	Fixed	4.000%	11/1/2051	83,475
94,361	Loan ID 201148	Fixed	3.950%	10/1/2042	91,265
313,174	Loan ID 201149	Fixed	5.000%	6/1/2051	257,496
245,675	Loan ID 201153	Fixed	5.000%	6/1/2050	181,471
57,799	Loan ID 201154	ARM	4.250%	11/1/2041	52,258
93,246	Loan ID 201155	Fixed	2.000%	11/1/2053	58,051
63,264	Loan ID 201156	Fixed	5.000%	4/1/2050	46,486
286,445	Loan ID 201157	Fixed	4.000%	3/1/2055	276,645
200,605	Loan ID 201160	Fixed	4.920%	10/1/2049	135,421
377,019	Loan ID 201163	Fixed	4.750%	12/1/2049	233,308
163,149	Loan ID 201164	Fixed	4.250%	11/1/2051	160,289
109,478	Loan ID 201165	Fixed	4.750%	1/1/2044	109,819
427,095	Loan ID 201168	Fixed	3.875%	4/1/2052	359,710
105,197	Loan ID 201169	Fixed	5.934%	9/1/2037	92,983
64,068	Loan ID 201170	Fixed	4.375%	7/1/2037	63,247
106,527	Loan ID 201173	Fixed	4.000%	11/1/2047	52,631
144,038	Loan ID 201174	Fixed	4.750%	1/1/2053	145,025
61,694	Loan ID 201175	Fixed	5.000%	9/1/2044	62,827
132,870	Loan ID 201176	Fixed	4.250%	8/1/2053	128,900
297,824	Loan ID 201179	Fixed	4.750%	5/1/2051	220,340
297,083	Loan ID 201181	Fixed	4.500%	4/1/2034	295,515
131,595	Loan ID 201183	Fixed	3.375%	10/1/2052	102,540
62,382	Loan ID 201184	Fixed	4.000%	6/1/2049	60,505
254,299	Loan ID 201185	Fixed	5.760%	10/1/2053	210,366
80,119	Loan ID 201187	Fixed	2.000%	11/1/2048	41,032
617,987	Loan ID 201196	Fixed	2.000%	11/1/2036	475,701
170,836	Loan ID 201197	Fixed	5.125%	8/1/2037	125,418
329,705	Loan ID 201199	Fixed	5.125%	11/1/2046	304,923
280,973	Loan ID 201200	Fixed	4.500%	3/1/2044	278,689
284,609	Loan ID 201201	Fixed	4.500%	8/1/2044	281,309
443,832	Loan ID 201204	Fixed	3.750%	4/1/2045	414,329
146,563	Loan ID 201205	Fixed	4.625%	1/1/2045	145,949
128,063	Loan ID 201206	Fixed	3.990%	4/1/2045	122,102
415,633	Loan ID 201207	Fixed	4.625%	8/1/2051	406,558
113,776	Loan ID 201208	Fixed	4.625%	4/1/2045	112,380
176,616	Loan ID 201209	Fixed	4.250%	4/1/2045	161,250
126,857	Loan ID 201211	Fixed	4.125%	7/1/2044	95,235
358,287	Loan ID 201212	Fixed	4.625%	3/1/2045	300,912
195,365	Loan ID 201213	Fixed	4.875%	8/1/2044	192,232
534,464	Loan ID 201214	ARM	2.875%	9/1/2043	524,010
259,782	Loan ID 201216	Fixed	3.500%	2/1/2043	196,358
100,051	Loan ID 201217	Fixed	3.875%	5/1/2045	74,036
124,065	Loan ID 201218	Fixed	4.125%	1/1/2045	116,789
63,501	Loan ID 201221	Fixed	3.250%	5/1/2043	64,455
47,184	Loan ID 201222	Fixed	5.125%	1/1/2045	47,025
206,209	Loan ID 201223	Fixed	3.875%	4/1/2030	206,274
59,272	Loan ID 201226	Fixed	5.000%	3/1/2045	59,845
71,544	Loan ID 201229	Fixed	3.250%	7/1/2024	69,703

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 97.3%
$122,273	Loan ID 201232	Fixed	4.500%	1/1/2045	$119,446
254,169	Loan ID 201233	Fixed	4.500%	12/1/2044	249,049
231,320	Loan ID 201237	Fixed	3.750%	5/1/2045	216,735
155,873	Loan ID 201240	Fixed	4.250%	10/1/2045	147,666
292,352	Loan ID 201241	Fixed	4.375%	7/1/2045	287,732
223,469	Loan ID 201242	Fixed	4.625%	11/1/2044	220,264
108,843	Loan ID 201243	Fixed	4.625%	11/1/2045	107,896
394,374	Loan ID 201244	Fixed	4.500%	6/1/2045	388,478
112,795	Loan ID 201245	Fixed	4.750%	8/1/2044	113,170
183,912	Loan ID 201247	Fixed	4.250%	5/1/2045	135,679
99,437	Loan ID 201248	Fixed	4.875%	7/1/2044	99,861
459,597	Loan ID 201249	Fixed	4.625%	8/1/2045	432,670
59,027	Loan ID 201250	Fixed	4.250%	10/1/2045	57,140
129,173	Loan ID 201251	Fixed	4.500%	8/1/2045	125,292
6,418	Loan ID 201253	ARM	8.750%	3/1/2019	6,739
156,239	Loan ID 201254	ARM	8.375%	9/1/2034	164,051
239,334	Loan ID 201255	ARM	8.000%	6/1/2035	251,301
28,295	Loan ID 201256	ARM	10.500%	10/1/2021	29,710
236,292	Loan ID 201257	Fixed	4.500%	5/1/2044	231,224
89,846	Loan ID 201258	Fixed	4.500%	6/1/2045	43,287
170,112	Loan ID 201260	Fixed	4.750%	9/1/2045	169,398
59,926	Loan ID 201262	Fixed	4.200%	1/1/2046	49,174
49,603	Loan ID 201263	Fixed	4.750%	10/1/2045	43,572
353,930	Loan ID 201265	Fixed	4.750%	6/1/2045	354,122
144,180	Loan ID 201266	Fixed	4.500%	2/1/2046	141,561
233,910	Loan ID 201268	Fixed	4.250%	6/1/2045	227,524
123,502	Loan ID 201269	Fixed	4.375%	12/1/2045	73,013
150,537	Loan ID 201270	Fixed	4.125%	2/1/2045	144,722
251,519	Loan ID 201271	Fixed	4.500%	6/1/2045	247,787
138,643	Loan ID 201272	Fixed	4.750%	11/1/2044	138,671
238,841	Loan ID 201273	Fixed	4.500%	12/1/2045	234,926
215,426	Loan ID 201274	Fixed	4.125%	10/1/2045	206,222
190,709	Loan ID 201278	Fixed	3.750%	12/1/2045	172,965
366,843	Loan ID 201280	Fixed	4.500%	4/1/2046	360,077
151,720	Loan ID 201281	Fixed	4.875%	7/1/2044	152,678
128,466	Loan ID 201282	Fixed	5.250%	1/1/2046	130,979
109,818	Loan ID 201283	Fixed	4.250%	11/1/2045	105,319
127,822	Loan ID 201284	Fixed	3.625%	2/1/2029	126,508
31,459	Loan ID 201285	Fixed	4.625%	11/1/2028	31,964
109,141	Loan ID 201286	Fixed	4.375%	12/1/2045	106,756
84,606	Loan ID 201289	Fixed	4.000%	3/1/2045	80,259
246,102	Loan ID 201290	Fixed	4.750%	7/1/2045	246,578
301,640	Loan ID 201291	Fixed	5.000%	8/1/2045	303,863
36,789	Loan ID 201293	Fixed	4.875%	9/1/2045	36,630
124,455	Loan ID 201294	Fixed	4.625%	2/1/2046	122,775
97,177	Loan ID 201295	Fixed	4.500%	12/1/2045	83,503
756,103	Loan ID 201296	Fixed	4.250%	2/1/2046	727,449
337,945	Loan ID 201297	Fixed	4.875%	8/1/2045	340,316
252,226	Loan ID 201299	Fixed	4.250%	12/1/2045	183,877
195,390	Loan ID 201300	Fixed	4.750%	3/1/2046	192,418
72,690	Loan ID 201301	Fixed	4.550%	10/1/2044	71,514
134,581	Loan ID 201302	Fixed	4.250%	5/1/2045	130,301
96,704	Loan ID 201303	Fixed	3.875%	3/1/2045	91,374

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 97.3%
$224,775	Loan ID 201304	Fixed	4.125%	2/1/2046	$215,368
147,411	Loan ID 201305	Fixed	4.625%	8/1/2044	146,209
116,631	Loan ID 201306	Fixed	3.875%	9/1/2045	87,571
167,446	Loan ID 201307	Fixed	4.250%	11/1/2045	129,297
61,995	Loan ID 201308	Fixed	4.625%	11/1/2045	61,048
161,423	Loan ID 201309	Fixed	4.000%	9/1/2045	150,719
186,246	Loan ID 201310	Fixed	4.750%	9/1/2045	160,130
135,911	Loan ID 201311	Fixed	4.375%	3/1/2046	132,058
321,175	Loan ID 201313	Fixed	4.625%	1/1/2046	318,316
112,093	Loan ID 201315	Fixed	4.375%	9/1/2045	109,057
161,109	Loan ID 201316	Fixed	4.500%	2/1/2046	120,223
166,089	Loan ID 201317	Fixed	5.250%	2/1/2046	173,980
85,056	Loan ID 201318	Fixed	4.750%	11/1/2045	65,591
171,368	Loan ID 201319	Fixed	4.375%	10/1/2045	163,986
163,779	Loan ID 201320	Fixed	4.000%	10/1/2045	147,439
122,938	Loan ID 201323	Fixed	4.375%	7/1/2045	119,738
135,169	Loan ID 201324	Fixed	5.250%	4/1/2046	135,420
206,686	Loan ID 201325	Fixed	4.500%	5/1/2046	200,484
176,242	Loan ID 201326	Fixed	4.625%	3/1/2046	173,635
190,076	Loan ID 201328	Fixed	4.250%	11/1/2045	111,739
158,851	Loan ID 201329	Fixed	4.250%	11/1/2045	127,789
268,960	Loan ID 201330	Fixed	4.375%	6/1/2046	262,009
352,979	Loan ID 201331	Fixed	4.250%	10/1/2044	343,276
346,259	Loan ID 201333	Fixed	3.875%	1/1/2046	318,200
191,775	Loan ID 201335	Fixed	4.750%	1/1/2046	190,507
189,688	Loan ID 201336	Fixed	4.750%	1/1/2046	144,966
135,063	Loan ID 201338	Fixed	4.375%	10/1/2045	131,895
415,353	Loan ID 201339	Fixed	4.625%	7/1/2045	422,649
144,065	Loan ID 201341	Fixed	4.050%	11/1/2045	136,723
144,143	Loan ID 201342	Fixed	4.750%	7/1/2045	144,218
86,761	Loan ID 201343	Fixed	4.250%	11/1/2045	83,832
73,052	Loan ID 201344	Fixed	5.000%	7/1/2044	74,049
135,589	Loan ID 201345	Fixed	4.125%	5/1/2045	127,480
471,639	Loan ID 201347	Fixed	5.750%	5/1/2046	471,639
450,338	Loan ID 201348	Fixed	6.500%	5/1/2046	469,141
241,854	Loan ID 201350	Fixed	4.000%	6/1/2045	194,115
62,205	Loan ID 201351	Fixed	4.500%	4/1/2045	46,450
73,138	Loan ID 201352	Fixed	4.875%	3/1/2045	72,990
504,131	Loan ID 201354	Fixed	3.375%	7/1/2046	485,176
134,069	Loan ID 201355	Fixed	5.250%	12/1/2045	136,843
103,960	Loan ID 201356	Fixed	4.625%	10/1/2045	102,903
150,232	Loan ID 201358	Fixed	4.875%	7/1/2045	131,330
144,588	Loan ID 201361	Fixed	5.250%	7/1/2044	147,163
124,589	Loan ID 201363	Fixed	4.250%	2/1/2046	104,428
112,097	Loan ID 201364	Fixed	3.875%	4/1/2046	102,451
342,069	Loan ID 201365	Fixed	4.250%	10/1/2045	330,353
274,360	Loan ID 201366	Fixed	4.500%	6/1/2046	228,196
110,322	Loan ID 201367	Fixed	4.000%	10/1/2045	103,755
47,970	Loan ID 201368	Fixed	5.125%	2/1/2045	48,581
182,662	Loan ID 201370	Fixed	4.250%	7/1/2046	147,327
100,791	Loan ID 201371	Fixed	4.125%	4/1/2046	96,116
260,824	Loan ID 201372	Fixed	4.625%	8/1/2046	255,298
157,210	Loan ID 201373	Fixed	5.125%	4/1/2046	159,681

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 97.3%
$604,402	Loan ID 201374	Fixed	4.500%	5/1/2040	$599,128
144,414	Loan ID 201375	Fixed	4.500%	6/1/2045	142,110
270,388	Loan ID 201376	Fixed	4.375%	5/1/2046	263,159
302,269	Loan ID 201377	Fixed	3.875%	5/1/2046	313,082
68,048	Loan ID 201379	Fixed	5.000%	10/1/2045	68,544
429,829	Loan ID 201380	Fixed	4.500%	5/1/2046	421,575
317,256	Loan ID 201381	Fixed	4.875%	7/1/2045	319,247
310,896	Loan ID 201382	Fixed	4.625%	9/1/2045	303,719
135,106	Loan ID 201383	Fixed	4.125%	12/1/2045	137,235
79,043	Loan ID 201384	Fixed	4.375%	10/1/2045	79,024
140,149	Loan ID 201385	Fixed	4.625%	12/1/2045	147,156
80,108	Loan ID 201386	Fixed	5.250%	5/1/2046	84,113
63,544	Loan ID 201387	Fixed	5.250%	8/1/2029	65,825
449,746	Loan ID 201389	Fixed	7.125%	6/1/2046	472,192
236,770	Loan ID 201390	Fixed	5.125%	9/1/2045	239,285
398,609	Loan ID 201391	Fixed	5.125%	10/1/2045	401,553
169,631	Loan ID 201392	Fixed	3.750%	2/1/2046	134,589
429,289	Loan ID 201393	Fixed	3.750%	4/1/2056	419,391
79,782	Loan ID 201394	Fixed	6.700%	6/1/2034	83,771
85,451	Loan ID 201395	Fixed	6.300%	7/1/2044	77,713
72,261	Loan ID 201396	Fixed	5.000%	9/1/2046	73,608
266,485	Loan ID 201397	Fixed	4.125%	1/1/2046	250,591
82,828	Loan ID 201399	Fixed	5.000%	11/1/2045	83,414
86,224	Loan ID 201400	Fixed	4.750%	7/1/2044	85,953
91,538	Loan ID 201401	Fixed	4.750%	10/1/2044	91,239
145,206	Loan ID 201402	Fixed	4.750%	8/1/2044	112,562
94,544	Loan ID 201403	Fixed	4.750%	8/1/2044	73,054
135,770	Loan ID 201404	Fixed	4.750%	10/1/2044	105,636
71,764	Loan ID 201405	Fixed	5.250%	8/1/2044	73,436
55,392	Loan ID 201406	Fixed	4.250%	6/1/2046	52,978
242,484	Loan ID 201407	Fixed	4.875%	1/1/2046	242,926
166,260	Loan ID 201408	Fixed	4.125%	1/1/2046	159,880
163,950	Loan ID 201411	Fixed	4.750%	12/1/2045	164,063
142,392	Loan ID 201412	Fixed	5.750%	12/1/2045	131,522
336,933	Loan ID 201413	Fixed	4.500%	7/1/2045	283,676
74,743	Loan ID 201414	Fixed	4.250%	7/1/2044	72,504
58,552	Loan ID 201415	Fixed	8.000%	4/1/2034	61,480
55,293	Loan ID 201416	Fixed	10.000%	7/1/2033	58,058
61,839	Loan ID 201417	Fixed	6.000%	8/1/2037	64,931
42,788	Loan ID 201419	Fixed	10.000%	11/1/2033	44,928
44,782	Loan ID 201421	Fixed	11.500%	7/1/2027	47,021
57,448	Loan ID 201422	Fixed	4.625%	10/1/2046	55,289
691,374	Loan ID 201423	ARM	3.875%	6/1/2045	691,294
288,918	Loan ID 201424	Fixed	4.125%	10/1/2044	277,593
667,878	Loan ID 201425	Fixed	3.875%	4/1/2046	627,687
316,477	Loan ID 201426	Fixed	4.875%	3/1/2044	318,002
543,719	Loan ID 201428	ARM	3.250%	4/1/2045	540,298
197,183	Loan ID 201431	Fixed	4.875%	5/1/2045	172,233
281,194	Loan ID 201432	Fixed	5.000%	8/1/2046	278,115
99,110	Loan ID 201434	Fixed	4.375%	6/1/2046	104,066
91,135	Loan ID 201436	Fixed	4.375%	5/1/2045	95,692
129,462	Loan ID 201437	Fixed	4.750%	5/1/2046	110,438
707,940	Loan ID 201438	ARM	3.375%	4/1/2046	697,503

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 97.3%
$180,479	Loan ID 201439	Fixed	5.000%	12/1/2045	$182,446
319,465	Loan ID 201440	Fixed	4.625%	7/1/2046	267,399
100,503	Loan ID 201441	Fixed	4.750%	10/1/2045	99,080
299,787	Loan ID 201442	Fixed	4.875%	12/1/2045	296,726
555,718	Loan ID 201443	Fixed	3.875%	8/1/2046	520,952
51,507	Loan ID 201444	Fixed	4.500%	11/1/2044	50,470
102,845	Loan ID 201445	Fixed	4.875%	1/1/2045	103,059
99,820	Loan ID 201446	Fixed	4.875%	1/1/2045	100,150
254,038	Loan ID 201447	Fixed	4.875%	10/1/2044	255,288
111,382	Loan ID 201448	Fixed	4.750%	1/1/2045	111,071
93,843	Loan ID 201449	Fixed	4.000%	8/1/2044	98,536
224,942	Loan ID 201451	Fixed	4.250%	6/1/2045	218,406
188,337	Loan ID 201453	Fixed	5.250%	9/1/2046	188,686
188,337	Loan ID 201454	Fixed	5.250%	9/1/2046	188,984
185,942	Loan ID 201455	Fixed	4.500%	5/1/2046	181,734
211,687	Loan ID 201456	Fixed	4.125%	7/1/2046	201,122
133,309	Loan ID 201457	Fixed	3.875%	4/1/2046	89,369
236,882	Loan ID 201458	Fixed	3.875%	9/1/2046	214,591
227,580	Loan ID 201459	Fixed	4.375%	9/1/2044	223,024
158,633	Loan ID 201460	Fixed	4.250%	7/1/2045	153,803
272,040	Loan ID 201461	Fixed	4.125%	12/1/2044	260,002
296,942	Loan ID 201462	Fixed	4.375%	11/1/2044	289,811
476,457	Loan ID 201463	Fixed	4.750%	11/1/2044	473,033
301,524	Loan ID 201464	Fixed	4.375%	6/1/2045	250,596
102,180	Loan ID 201465	Fixed	5.125%	12/1/2044	103,152
276,658	Loan ID 201466	Fixed	4.500%	12/1/2044	271,106
46,438	Loan ID 201467	Fixed	5.250%	3/1/2044	47,558
139,393	Loan ID 201469	Fixed	4.375%	2/1/2045	135,859
282,618	Loan ID 201470	Fixed	4.375%	10/1/2044	276,267
225,946	Loan ID 201471	Fixed	4.500%	1/1/2045	222,058
151,032	Loan ID 201472	Fixed	4.000%	11/1/2044	158,583
308,353	Loan ID 201473	Fixed	4.500%	2/1/2045	304,337
93,957	Loan ID 201475	ARM	5.625%	9/1/2036	67,288
136,355	Loan ID 201476	ARM	7.990%	2/1/2037	127,039
86,788	Loan ID 201477	Fixed	6.750%	11/1/2036	91,127
107,674	Loan ID 201478	Fixed	4.625%	10/1/2045	107,016
129,206	Loan ID 201479	Fixed	4.500%	5/1/2046	126,880
160,631	Loan ID 201480	Fixed	4.250%	11/1/2045	155,881
69,871	Loan ID 201481	Fixed	4.375%	7/1/2046	65,812
136,389	Loan ID 201482	Fixed	4.625%	6/1/2045	134,131
298,323	Loan ID 201483	Fixed	4.125%	12/1/2045	247,343
76,555	Loan ID 201484	Fixed	4.500%	10/1/2046	74,704
63,955	Loan ID 201485	Fixed	5.750%	3/1/2038	67,062
38,969	Loan ID 201486	Fixed	3.875%	9/1/2028	38,678
165,341	Loan ID 201487	Fixed	4.625%	2/1/2052	172,966
216,834	Loan ID 201488	Fixed	4.250%	1/1/2041	182,395
92,886	Loan ID 201489	Fixed	4.750%	3/1/2046	92,448
107,651	Loan ID 201490	Fixed	4.750%	9/1/2045	106,655
227,765	Loan ID 201491	Fixed	4.250%	2/1/2046	218,705
382,272	Loan ID 201492	Fixed	4.625%	1/1/2047	314,621
518,900	Loan ID 201495	Interest Only	10.000%	12/1/2018	515,008
80,486	Loan ID 201499	Fixed	4.750%	5/1/2045	79,850
110,751	Loan ID 201500	Fixed	4.500%	1/1/2044	109,486

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 97.3%
$108,413	Loan ID 201502	Fixed	5.250%	4/1/2044	$111,237
149,611	Loan ID 201503	Fixed	5.000%	7/1/2046	148,938
453,963	Loan ID 201504	Fixed	4.500%	7/1/2045	446,408
97,157	Loan ID 201505	ARM	5.750%	9/1/2046	100,995
305,811	Loan ID 201506	Fixed	5.000%	2/1/2047	298,364
63,226	Loan ID 201507	Fixed	4.750%	7/1/2044	48,998
223,278	Loan ID 201508	Fixed	5.000%	2/1/2047	200,495
236,789	Loan ID 201509	Fixed	5.000%	12/1/2046	207,031
158,892	Loan ID 201510	Fixed	3.990%	1/1/2047	131,066
80,349	Loan ID 201511	Fixed	4.375%	1/1/2046	77,791
174,475	Loan ID 201512	Fixed	4.375%	7/1/2046	148,815
126,749	Loan ID 201513	Fixed	4.000%	1/1/2046	133,087
69,357	Loan ID 201514	Fixed	3.875%	7/1/2046	65,030
138,617	Loan ID 201515	Fixed	5.125%	4/1/2047	136,557
141,609	Loan ID 201516	Fixed	3.875%	4/1/2046	132,546
324,835	Loan ID 201517	Fixed	4.625%	6/1/2046	319,600
410,930	Loan ID 201518	Fixed	4.875%	1/1/2047	414,198
96,197	Loan ID 201519	Fixed	4.750%	9/1/2045	96,130
79,200	Loan ID 201522	Interest Only	9.750%	12/1/2018	77,616
82,108	Loan ID 201523	Fixed	5.125%	7/1/2045	81,720
311,808	Loan ID 201525	ARM	7.500%	9/1/2046	327,398
155,814	Loan ID 201526	Fixed	5.250%	5/1/2044	139,465
373,120	Loan ID 201527	Fixed	4.375%	7/1/2046	361,383
82,226	Loan ID 201528	Fixed	4.625%	1/1/2046	78,379
499,916	Loan ID 201533	Fixed	4.750%	5/1/2046	497,278
45,960	Loan ID 201534	Fixed	4.875%	5/1/2047	44,024
334,269	Loan ID 201535	Fixed	4.875%	8/1/2047	331,475
479,256	Loan ID 201536	Fixed	3.375%	4/1/2045	360,218
133,759	Loan ID 201537	Fixed	5.000%	10/1/2046	130,295
45,800	Loan ID 201538	Fixed	8.000%	5/4/2020	47,425
53,976	Loan ID 201539	Fixed	6.750%	4/30/2020	55,163
200,167	Loan ID 201543	Fixed	4.000%	12/1/2046	154,850
233,392	Loan ID 201544	Fixed	3.750%	9/1/2047	240,704
276,320	Loan ID 201545	Fixed	4.000%	9/1/2047	254,825
258,777	Loan ID 201546	Fixed	4.375%	1/1/2047	218,625
80,900	Loan ID 201548	Interest Only	12.000%	9/1/2018	80,496
149,500	Loan ID 201549	Interest Only	12.500%	10/1/2018	147,258
144,652	Loan ID 201550	Fixed	5.000%	2/1/2047	144,431
204,413	Loan ID 201551	Fixed	4.500%	2/1/2047	114,810
138,474	Loan ID 201552	Fixed	4.000%	8/1/2047	132,661
84,500	Loan ID 201553	Interest Only	9.000%	11/1/2018	84,078
29,925	Loan ID 201554	Interest Only	9.500%	11/1/2018	29,775
294,674	Loan ID 201555	Fixed	4.875%	7/1/2047	258,801
47,963	Loan ID 201556	Fixed	4.990%	12/1/2047	44,025
133,685	Loan ID 201558	Fixed	4.500%	8/1/2047	138,603
255,900	Loan ID 201559	Fixed	4.125%	7/1/2047	221,745
136,661	Loan ID 201561	Fixed	3.990%	4/1/2047	122,458
100,294	Loan ID 201562	Fixed	4.625%	5/1/2047	104,994
174,973	Loan ID 201563	Fixed	5.875%	12/1/2047	172,152
170,100	Loan ID 201565	Interest Only	11.000%	2/1/2019	169,250
75,000	Loan ID 201566	Interest Only	11.500%	2/1/2019	73,875
50,000	Loan ID 201567	Interest Only	12.000%	1/30/2020	49,750
117,500	Loan ID 201569	Interest Only	14.000%	1/30/2019	116,913

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 97.3%
$41,250	Loan ID 201570	Interest Only	12.000%	1/30/2019	$41,044
32,500	Loan ID 201572	Interest Only	14.000%	1/30/2019	32,338
108,000	Loan ID 201577	Interest Only	12.000%	10/1/2018	108,666
427,000	Loan ID 201578	Interest Only	12.000%	11/30/2018	424,865
114,321	Loan ID 201579	Fixed	4.750%	12/1/2036	102,244
495,502	Loan ID 201580	Fixed	7.625%	4/1/2047	477,371
87,380	Loan ID 201581	Fixed	4.125%	10/1/2046	81,978
278,400	Loan ID 201582	Interest Only	9.500%	2/1/2019	275,616
89,345	Loan ID 201583	Fixed	5.250%	8/1/2047	71,694
100,000	Loan ID 201584	Interest Only	12.000%	1/30/2019	99,500
49,391	Loan ID 201585	Fixed	5.500%	3/1/2048	40,293
391,670	Loan ID 201586	Fixed	4.625%	5/1/2047	370,935
323,870	Loan ID 201587	Fixed	4.375%	1/1/2048	257,238
335,656	Loan ID 201588	Fixed	5.125%	2/1/2048	264,105
152,283,147	TOTAL MORTGAGE NOTES (Cost - $123,822,552)				141,690,589

	OTHER INVESTMENTS* (Cost - $44,465)				30,000

	TOTAL INVESTMENTS (Cost - $123,867,017) (a) - 97.3%				$141,720,589
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.7%				4,002,319
	NET ASSETS - 100.0%				$145,722,908

ARM - Adjustable Rate Mortgage
* Illiquid Securities
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same as there are no book to tax differences.
				Unrealized appreciation:	$19,229,968
				Unrealized depreciation:	(1,376,396)
				Net unrealized appreciation:	$17,853,572

Vertical Capital Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

June 30, 2018

The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation

Mortgage Notes – During the period ended June 30, 2018, the Fund utilized a third-party pricing service, approved by the Fund’s Board of Trustees (“the Board”), to value its Mortgage Notes on a daily basis. The third-party pricing servicer uses a cash flow forecast and valuation model that focuses on forecasting the frequency, timing and severity of mortgage loss behavior. The model incorporates numerous observable loan-level factors such as unpaid principal balance, remaining term of the loan and coupon rate as well as macroeconomic data including yield curves, spreads to the Treasury curves and home price indexes. The model also includes a number of unobservable factors and assumptions (such as voluntary and involuntary prepayment speeds, delinquency rates, foreclosure timing, and others) to determine a fair value. While the model requires a minimum set of data to develop a reasonable fair value, the model is capable of accepting additional data elements. The model makes certain assumptions unless a specific data element is included, in which case it uses the additional data. Not all assumptions have equal weighting in the model. Using assumptions in this manner is a part of the Fund’s valuation policy and procedures and provides consistency in the application of valuation assumptions. The third-party pricing servicer also benchmarks their pricing model against observable pricing levels being quoted by a range of market participants active in the purchase and sale of residential mortgage loans. The combination of loan level criteria and daily market adjustments produced a daily price for each Mortgage Note relative to current public market conditions.

Prior to purchase, each Mortgage Note goes through a due diligence process that includes considerations such as underwriting borrower credit, employment history, property valuation, and delinquency history with an overall emphasis on repayment of the Mortgage Notes. The purchase price of the Mortgage Notes reflects the overall risk relative to the findings of this due diligence process.

The Fund invests primarily in Mortgage Notes secured by residential real estate. The market or liquidation value of each type of residential real estate collateral may be adversely affected by numerous factors, including rising interest rates; changes in the national, state and local economic climate and real estate conditions; perceptions of prospective buyers of the safety, convenience and attractiveness of the properties; maintenance and insurance costs; changes in real estate taxes and other expenses; adverse changes in governmental rules and fiscal policies; adverse changes in zoning laws; natural disasters; and other factors beyond the control of the borrowers.

The Fund's investments in Mortgage Notes are subject to liquidity risk because there is a limited secondary market for Mortgage Notes. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Securities for which current market quotations are not readily available, such as the Mortgage Notes the Fund invests in, or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Board in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The valuation inputs and subsequent output are reviewed and maintained on a daily basis.  Any calibrations or adjustments to the model that may be necessary are done on an as-needed basis to facilitate fair pricing.  Financial markets are monitored daily relative to the interest rate environment. If other available market data indicates that the pricing data from the third-party service is materially inaccurate, or pricing data is unavailable, the Fund undertakes a review of other available prices and takes additional steps to determine fair value. In all cases, the Fund validates its understanding of methodology and assumptions underlying the fair value used.

The Fund follows guidance in ASC 820, Fair Value Measurement, where fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between the market participants at the measurement date. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Notwithstanding, the actual sale price of a Mortgage Note will likely be different than its fair value determined under ASC 820. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. ASC 820 classifies the inputs used to measure these fair values into the following hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical and/or similar assets and liabilities that the Fund has the ability to access at the measurement date.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for similar investments or identical investments in an inactive market, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments. The following tables summarize the inputs used as of June 30, 2018 for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mortgage Notes	$-	$-	$141,690,589	$141,690,589
Other Investments	-	-	30,000	$30,000
Total	$-	$-	$141,720,589	$141,720,589

There were no transfers between levels during the current period presented. It is the Fund’s policy to record transfers into or out of levels at the end of the reporting period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	Mortgage Notes	Other Investments	Total
Beginning Balance	$150,422,448	$ -	$150,422,448
Net realized gain	1,895,200	-	1,895,200
Change in unrealized appreciation	886,391	(14,465)	871,926
Cost of purchases	6,910,405	44,465	6,954,870
Proceeds from sales and principal paydowns	(18,846,541)	-	(18,846,541)
Purchase discount amortization	422,686	-	422,686
Ending balance	$141,690,589	$ 30,000	$141,720,589

The total change in unrealized appreciation attributable to Level 3 investments still held at June 30, 2018 is $762,135.

The following table provides quantitative information about the Fund's Level 3 values, as well as its inputs, as of June 30, 2018. The table is not all-inclusive, but provides information on the significant Level 3 inputs.

	Value	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs
Mortgage Notes	$141,690,589	Comprehensive pricing model with emphasis on discounted cash flows	Constant prepayment rate	0 - 91.8%	9.6%
			Delinquency	0 - 1,855 days	12 days
			Loan-to-Value	2 - 290%	83.1%
			Discount rate	0.1 - 14.2%	5.4%
Other Investments	30,000	Market comparable	Sales prices	$19 sq/ft	$19 sq/ft
Closing Balance	$141,720,589

A change to the unobservable input may result in a significant change to the value of the investment as follows:

Investment Income -	Impact to Value if	Impact to Value if
Investment Security	Input Increases	Input Decreases
Constant Prepayment Rate	Increase	Decrease
Delinquency	Decrease	Increase
Loan to Value	Decrease	Increase
Discount Rate	Decrease	Increase

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Vertical Capital Income Fund

By (Signature and Title)

/s/ Michael D. Cohen

Michael D. Cohen, President/Principal Executive Officer

Date 8/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Michael D. Cohen

Michael D. Cohen, President/Principal Executive Officer

Date 8/28/2018

By (Signature and Title)

/s/ Lisa Ross

Lisa Ross, Treasurer/Principal Financial Officer

Date 8/28/2018